Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 10 — SHAREHOLDERS’ EQUITY

Ordinary Shares

Huachen Cayman was established under the laws of the Cayman Islands on September 30, 2021. The original authorized number of Ordinary Shares was 50,000,000 shares with par value of US$0.001 per share which was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note 1).

On August 12, 2024, Huachen Cayman effected a 1-for-800 forward split of our Ordinary Shares, cancelled certain authorized but unissued Ordinary Shares and diminished the Company’s authorized share capital. As a result, the authorized share capital of the Company is $250 divided into 200,000,000 shares of a par value of $0.00000125. 30,000,000 shares were issued and outstanding as of December 31, 2024.

Immediately upon the completion of the forward split, cancellation of authorized but unissued Ordinary Shares and diminution of authorized share capital, the board of directors of the Company approved the surrender of a total of 10,000,000 Ordinary Shares for no consideration to the Company for cancellation, among which (i) 6,317,000 Ordinary Shares were surrendered by Huahao (BVI) Limited, (ii) 1,000,000 Ordinary Shares were surrendered by Huayue (BVI) Holding Limited, (iii) 846,000 Ordinary Shares were surrendered by Huajing (BVI) Limited, (iv) 884,000 Ordinary Shares were surrendered by Huamao (BVI) Limited, (v) 953,000 Ordinary Shares were surrendered by Huaxuan (BVI) Limited. As a result, the total number of Ordinary Shares issued and outstanding became 30,000,000 Ordinary Shares and each of Huahao (BVI) Limited, Huayue (BVI) Holding Limited, Huajing (BVI) Limited, Huamao (BVI) Limited and Huaxuan (BVI) Limited owns 18,951,000 Ordinary Shares, 3,000,000 Ordinary Shares, 2,538,000 Ordinary Shares, 2,652,000 Ordinary Shares, and 2,859,000 Ordinary Shares, respectively.

On February 4, 2025, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Benjamin Securities, Inc., as the representative of the underwriters listed on Schedule 1 thereto, in connection with the initial public of 1,500,000 ordinary shares, par value $0.00000125 per share, of the Company (the “Ordinary Shares”) at an offering price of $4.00 per share (the “Public Offering Price”). Pursuant to the Underwriting Agreement, the Company also granted the underwriters a 45-day option to purchase up to 225,000 Ordinary Shares at the Public Offering Price, less the underwriting discount, to cover over-allotment, if any (the “Over-Allotment Option”).

On March 7, 2025, the underwriters fully exercised the Over-Allotment Option to purchase an additional 225,000 Ordinary Shares. The Company received $713,500 in net proceeds from the exercise of the Over-Allotment Option, after deducting underwriting discounts and other estimated expenses payable by the Company. The closing of the Over-Allotment Option took place on March 11, 2025.

On May 20, 2025, the Company decided to increase the Company’s authorized share capital from $250 divided into 200,000,000 shares of a par value of $0.00000125 each (“Ordinary Shares”) to $500 divided into 400,000,000 Ordinary Shares, by the creation of 200,000,000 new Ordinary Shares (the “Share Capital Increase”); re-designate all of the issued and outstanding Ordinary Shares into class A ordinary shares of a par value of $0.00000125 each, each having one (1) vote per share and the other rights attached to it as set out in the Company’s amended and restated memorandum and articles of association (“Class A Ordinary Shares”) on a one-for-one basis, re-designate 50,000,000 of the authorized but unissued Ordinary Shares into class B ordinary shares of a par value of $0.00000125 each, each having thirty (30) votes per share and the other rights attached to it as set out in the Company’s amended and restated memorandum and articles of association (“Class B Ordinary Shares”) on a one-for-one basis; and re-designate all of the remaining authorized but unissued Ordinary Shares into Class A Ordinary Shares on a one-for-one basis.

As of December 31, 2025, the Company had 629,942 Class A Ordinary shares issued and outstanding. As of December 31, 2025, the Company had 533,334 Class B Ordinary shares issued and outstanding.

Statutory reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The restricted amounts as determined pursuant to PRC statutory laws totaled nil and $400,454 as of December 31, 2025 and 2024, respectively.